Recapitalization Transaction Expense - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 03, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 22, 2021
Disclosure of detailed information about business combination [line items]
Issuance of shares			$ 11,907	$ 377,273
Recapitalization transaction expense	$ 148,700	$ 148,722
Alkuri Global Acquisition Corp
Disclosure of detailed information about business combination [line items]
Net identifiable assets and liabilities		5,310
Recapitalization transaction expense		148,498
Alkuri Global Acquisition Corp | PIPE Investors
Disclosure of detailed information about business combination [line items]
Issuance of shares		$ 224,224
Share issued, price per share (in usd per share)		$ 10.01
Share price (in usd per share)		$ 10.01
Net identifiable assets and liabilities		$ 224,000
Recapitalization transaction expense		148,722
IFRS 2 Expense on the closing date		224
Alkuri Global Acquisition Corp | Class A ordinary shares
Disclosure of detailed information about business combination [line items]
Issuance of shares		153,808
Share issued, price per share (in usd per share)					$ 10.01
Alkuri Global Acquisition Corp | Warrant
Disclosure of detailed information about business combination [line items]
Issuance of shares		$ 31,009
Share price (in usd per share)					$ 2.13